Utility Plant (Details) (USD $)						12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011 Minimum		Dec. 31, 2011 Maximum		Dec. 31, 2011 PUGET SOUND ENERGY, INC.		Dec. 31, 2010 PUGET SOUND ENERGY, INC.
Public Utility, Property, Plant and Equipment
Distribution plant, Estimated Useful Life						10 years		50 years
Production plant, Estimated Useful Life						25 years		125 years
Transmission plant, Estimated Useful Life						45 years		65 years
General plant, Estimated Useful Life						5 years		35 years
Intangible plant (including capitalized software), Estimated Useful Life						3 years		50 years
Plant acquisition adjustment, Estimated Useful Life						7 years		30 years
Underground storage, Estimated Useful Life						25 years		60 years
Liquefied natural gas storage, Estimated Useful Life						25 years		45 years
Capital leases, net of accumulated amortization, Estimated Useful Life						1 year	[1]	5 years	[1]
Utility Plant
Distribution plant		$ 4,552,087,000		$ 4,313,447,000						$ 6,279,340,000		$ 6,054,961,000
Production plant		1,618,196,000		1,575,694,000						2,616,855,000		2,585,864,000
Transmission plant		391,080,000		337,163,000						516,461,000		463,546,000
General plant		442,216,000		390,732,000						499,559,000		449,980,000
Intangible plant (including capitalized software)		112,118,000		97,458,000						187,948,000		184,706,000
Plant acquisition adjustment		188,628,000		183,142,000						228,593,000		223,108,000
Underground storage		27,139,000		26,869,000						40,815,000		40,558,000
Liquefied natural gas storage		12,622,000		12,440,000						14,492,000		14,310,000
Plant held for future use		18,381,000		53,945,000						18,534,000		54,098,000
Recoverable cushion gas		8,514,000		8,058,000						8,514,000		8,057,000
Plant not classified		38,998,000		58,822,000						38,998,000		58,822,000
Capital leases, net of accumulated amortization		32,207,000	[1]	15,444,000	[1]					32,207,000	[1]	0	[1]
Less: Accumulated depreciation and amortization	(828,083,000)	(674,782,000)		(429,038,000)						(3,714,912,000)		(3,509,277,000)
Subtotal		6,767,404,000		6,644,176,000						6,767,404,000		6,628,733,000
Construction work in progress	707,257,000	1,282,463,000		628,387,000						1,282,463,000		628,387,000
Net utility plant	8,263,193,000	8,049,867,000		7,272,563,000						8,049,867,000		7,257,120,000
Accumulated amortization of capital leases		$ 5,700,000		$ 29,600,000						$ 5,700,000		$ 0

[1]	Accumulated amortization of capital leases at Puget Energy was $5.7 million in 2011 and $29.6 million in 2010. Accumulated amortization of capital leases at PSE was $5.7 million in 2011. PSE did not have any capital leases in 2010.